Schedule of Investments (unaudited) August 31, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New Jersey — 83.1%

Corporate — 7.6%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	$510	$513,263
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	3,590,924
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,193,730
3.50%, 04/01/42	720	610,293
AMT, 3.75%, 11/01/34(a)	5,000	4,913,685
AMT, 3.00%, 08/01/41	5,670	4,379,429
AMT, 3.00%, 08/01/43	5,600	4,222,098
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,302,722

		22,726,144

County/City/Special District/School District — 15.0%
Carlstadt School District, GO, 4.00%, 05/01/30	1,415	1,422,937
City of East Orange New Jersey, GO, (AGM), 3.00%, 09/15/31	2,200	2,082,414
Clifton Board of Education, GO, (AGM), 2.25%, 08/15/46	1,850	1,146,998
Clifton Board Of Education, GO, (AGM), 2.00%, 08/15/41	1,630	1,094,584
County of Bergen New Jersey, GO, 3.00%, 07/15/38	1,070	964,884
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,340,199
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,700,205
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	929,738
4.00%, 07/15/39	740	746,336
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,474,153
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,132,512
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,232,049
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(b)	2,040	2,240,697
5.00%, 06/15/43	3,465	3,559,224
Series B, AMT, 6.50%, 04/01/31	1,475	1,519,339
New Jersey Economic Development Authority, SAB, 6.50%, 04/01/28	2,091	2,135,810
Newark Board of Education, GO, (BAM), 3.00%, 07/15/39	630	528,029
Township of Bloomfield New Jersey, GO, 3.00%, 02/01/33	1,040	1,023,806
Township of Irvington New Jersey, GO, Series A, (AGM), 5.00%, 07/15/24(b)	2,445	2,478,455
Township of Monroe New Jersey/Middlesex County, GO
3.00%, 06/01/37	385	368,400
3.00%, 06/01/38	410	386,251
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,225	1,226,084
Series A, AMT, (GTD), 5.25%, 12/01/31	6,120	6,127,668

		44,860,772

Security	Par (000)	Value

Education — 13.8%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	$1,250	$1,165,080
Camden County Improvement Authority, RB, 6.00%, 06/15/52	220	224,411
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	537,663
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	667,591
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,000	1,000,547
5.00%, 01/01/50	265	238,557
Series A, 5.00%, 07/01/27(c)	140	136,076
Series A, 5.13%, 11/01/29(c)	100	95,468
Series A, 5.25%, 07/01/37(c)	470	422,922
Series A, 6.25%, 11/01/38(c)	210	206,746
Series A, 5.00%, 06/15/39(c)	825	765,847
Series A, 5.38%, 07/01/47(c)	815	689,558
Series A, 5.00%, 12/01/48	2,190	2,132,434
Series A, 5.00%, 06/15/49(c)	135	118,195
Series A, 5.00%, 07/01/50	200	191,298
Series A, 6.50%, 11/01/52(c)	1,210	1,166,415
Series A, 5.25%, 11/01/54(c)	1,100	924,626
Series AAA, 5.00%, 12/15/26(b)	1,990	2,108,198
Series DDD, 5.00%, 06/15/27(b)	3,000	3,207,996
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,837,059
(AGM), 5.00%, 06/01/42	690	702,688
Series A, 4.75%, 08/01/24(c)	55	54,475
Series A, 5.63%, 08/01/34(c)	250	250,544
Series A, 5.00%, 09/01/37(c)	315	293,069
Series A, 5.88%, 08/01/44(c)	430	429,493
Series A, 5.13%, 09/01/52(c)	1,000	873,250
Series PP, 4.00%, 06/15/24(b)	4,875	4,897,947
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	290	214,612
Series C, (AGM), 4.00%, 07/01/50	245	220,888
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,027,075
Series B, 5.00%, 07/01/32	2,465	2,568,789
Series H, (AGM), 4.00%, 07/01/39	715	689,678
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	393,959
Sub-Series C, AMT, 4.00%, 12/01/48	700	601,930
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	246,163
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	950	910,251
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	820,522
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,085,655
New Jersey Institute of Technology, RB, Series A, AMT, 5.00%, 07/01/40	5,000	5,101,385

		41,219,060

Health — 11.3%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	250,363

1

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
5.00%, 01/01/39	$520	$446,273
5.00%, 01/01/49	500	391,940
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,000	3,051,339
2.38%, 07/01/46	3,740	2,460,441
3.00%, 07/01/51	7,905	5,699,339
Series A, 5.25%, 07/01/35	1,460	1,462,104
Series A, 5.00%, 07/01/39	1,150	1,155,528
Series A, 5.00%, 07/01/43	1,535	1,544,410
VRDN, 3.55%, 07/01/33(a)	4,700	4,700,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/24(b)	2,950	2,988,468
5.00%, 07/01/29	285	286,305
5.00%, 07/01/34	1,000	1,046,271
4.00%, 07/01/41	1,000	966,254
Series A, 4.00%, 07/01/32	2,300	2,334,806
Series A, 5.00%, 07/01/37	5,000	5,213,030

		33,996,871

Housing — 3.0%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	910	636,035
Series H, 2.30%, 10/01/46	680	454,632
Series H, 2.40%, 04/01/52	680	454,959
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series A, 3.75%, 10/01/35	900	830,377
Series A, (HUD SECT 8), 2.25%, 11/01/36	350	266,603
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	152,987
Series A, (HUD SECT 8), 2.65%, 11/01/46	350	229,496
Series A, 4.00%, 11/01/48	150	123,265
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	131,811
Series A, (HUD SECT 8), 2.70%, 11/01/51	350	215,346
Series A, 4.10%, 11/01/53	100	83,642
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	125,693
Series A, (HUD SECT 8), 2.75%, 11/01/56	350	207,420
Series E, 2.25%, 10/01/40	680	483,307
Series E, 2.40%, 10/01/45	515	364,337
Newark Housing Authority, RB, M/F Housing
Series A, AMT, 5.00%, 12/01/30	1,640	1,643,823
Series A, AMT, 4.38%, 12/01/33	2,515	2,515,845

		8,919,578

State — 10.5%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,020	1,022,903
5.25%, 11/01/44	590	590,520
Class D, (AGM), 4.00%, 11/01/34	500	490,393
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	2,737,363
Series B, (AGM), 0.00%, 11/01/24(d)	10,000	9,594,120
Series B, (AGM), 0.00%, 11/01/27(d)	4,135	3,568,741
New Jersey Economic Development Authority, RB
4.00%, 06/15/49	1,190	1,104,105
Series A, 5.00%, 06/15/42	4,000	4,117,448

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	$125	$129,703
Sub-Series A, 4.00%, 07/01/34	165	161,342
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,774,729
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,001,524
State of New Jersey, GO
2.00%, 06/01/37	2,600	1,944,608
5.00%, 06/01/40	2,000	2,118,948

		31,356,447

Tobacco — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,017,488
Series A, 5.25%, 06/01/46	1,000	1,028,907
Sub-Series B, 5.00%, 06/01/46	1,865	1,841,149

		3,887,544

Transportation — 20.5%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,345,303
AMT, (AGM), 5.13%, 01/01/39	1,000	1,001,132
AMT, (AGM), 5.13%, 07/01/42	1,000	1,001,168
AMT, 5.38%, 01/01/43	905	905,734
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	222,114
5.25%, 06/15/46	210	224,940
Class BB, 5.00%, 06/15/36	1,250	1,355,388
Class BB, 4.00%, 06/15/37	700	687,752
Class BB, 4.00%, 06/15/50	650	580,602
Series A, 5.00%, 06/15/30	1,250	1,304,060
Series A, 0.00%, 12/15/32(d)	10,000	7,020,850
Series AA, 4.00%, 06/15/36	1,435	1,435,639
Series AA, 4.00%, 06/15/45	1,775	1,676,793
Series AA, 5.00%, 06/15/45	3,500	3,607,602
Series AA, 4.00%, 06/15/50	4,000	3,689,688
Series B, 5.00%, 06/15/33	550	587,040
Series BB, 4.00%, 06/15/44	2,335	2,143,049
Series BB, 4.00%, 06/15/50	2,500	2,183,478
Series S, 5.25%, 06/15/43	1,720	1,800,014
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	8,900	5,345,821
Series A, 0.00%, 12/15/38	10,000	4,930,780
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,847,996
Series A, 5.00%, 12/15/35	455	480,817
Series A, 4.00%, 06/15/36	1,700	1,689,565
Series A, 5.25%, 06/15/41	1,000	1,085,014
Series AA, 4.25%, 06/15/44	1,545	1,500,011
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	986,446
Series E, 5.00%, 01/01/45	2,000	2,021,704
New Jersey Turnpike Authority, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,118,068
Series A, 4.00%, 01/01/39	1,000	984,501
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,384,103

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	$440	$445,764
Series A, 5.00%, 11/01/33	250	253,278
Series A, 5.00%, 11/01/39	1,500	1,512,714

		61,358,928

Utilities — 0.1%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(e)	160	161,227
New Jersey Infrastructure Bank, RB, 2.00%, 09/01/43	240	150,172

		311,399

Total Municipal Bonds in New Jersey		248,636,743

New York — 5.1%

Transportation — 5.1%
Port Authority of New York & New Jersey, ARB
93rd Series, 6.13%, 06/01/94	1,000	1,021,726
AMT, 5.00%, 11/01/30	1,000	1,072,138
AMT, 5.00%, 11/01/33	495	526,526
218th Series, AMT, 5.00%, 11/01/32	1,495	1,593,033
221th Series, AMT, 4.00%, 07/15/50	1,335	1,192,510
Port Authority of New York & New Jersey, Refunding ARB
205th Series, 5.00%, 11/15/47	1,975	2,044,376
AMT, 5.00%, 01/15/47	2,000	2,059,578
178th Series, AMT, 5.00%, 12/01/43	285	285,372
186th Series, AMT, 5.00%, 10/15/44	3,000	3,001,002
223rd Series, AMT, 4.00%, 07/15/41	725	684,084
223rd Series, AMT, 4.00%, 07/15/46	1,755	1,581,239
238th Series, AMT, 5.00%, 07/15/39	330	351,088

Total Municipal Bonds in New York		15,412,672

Pennsylvania — 0.9%

Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,169,497
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,503,660

Total Municipal Bonds in Pennsylvania		2,673,157

Puerto Rico — 2.9%

State — 2.9%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.63%, 07/01/29	1,043	1,105,693

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$2,932	$2,744,944
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,416,415
Series A-2, Restructured, 4.33%, 07/01/40	410	387,266
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	9,847	2,729,579
Series B-1, Restructured, 0.00%, 07/01/46	567	156,244

Total Municipal Bonds in Puerto Rico		8,540,141

Total Long-Term Investments — 92.0% (Cost: $281,072,187)		275,262,713

	Shares

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 4.03%(f)(g)	22,160,582	22,160,582

Total Short-Term Securities — 7.4% (Cost: $22,158,261)		22,160,582

Total Investments — 99.4% (Cost: $303,230,448)		297,423,295

Other Assets Less Liabilities — 0.6%		1,834,734

Net Assets — 100.0%		$299,258,029

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$26,896,116	$—	$(4,735,362	)(a)	$230	$(402)	$22,160,582	22,160,582	$184,760	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock New Jersey Municipal Bond Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$275,262,713	$—	$275,262,713
Short-Term Securities
Money Market Funds	22,160,582	—	—	22,160,582

	$22,160,582	$275,262,713	$—	$297,423,295

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	4